NOTES PAYABLE	6 Months Ended
Jun. 30, 2014
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

7% Two Year Notes

As of June 30, 2014, we had outstanding $835,549 of two-year promissory notes that we have issued to various investors starting in 2012.  Interest accrues on the notes at the rate of 7% per year, and is payable monthly.  Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.0012 to $0.275 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from July 9, 2014 to May 30, 2016. During the three and six months ended June 30, 2014, we issued $2,500 and $22,839 of new notes.

During the three months ended June 30, 2014, we issued 49,174,757 shares of our Class A Common Stock upon conversion of notes payable with an aggregate principal amount of $31,400.  These conversions were at prices lower than the conversion price at the date of issuance.  The conversion of the notes at discounts to their stated conversion prices resulted in the recognition of an additional expense of $21,801 and a corresponding increase to paid in capital.

The maturities of 7% notes payable are as follows:

2014	$272,000
2015	346,678
2016	216,871
Total	835,549

Less current maturities	(835,549)
Long term debt	$-

Land Purchase Note

On December 3, 2009, we executed a promissory note for $225,000 as partial consideration for the purchase of land in Idaho.  The promissory note is payable without interest in ten annual installments of $22,500 each, with the first installment being due on January 1, 2010. The balance due on the note at June 30, 2014 was $134,955. We are in default on the payment due January 1, 2014.

Iliad Research & Trading, LP Convertible Note

On March 30, 2012 we issued a convertible promissory note to Iliad Research & Trading, LP (“Iliad”) in the original principal amount of $566,500.  Our net proceeds were $500,000, after deducting original issue discount of $51,500 and attorney's fees and costs of the investor of $15,000.  The note bears interest at 8% per annum, and is payable in twelve monthly installments beginning on October 1, 2012 and continuing for each of the next eleven calendar months.  Each monthly payment will be equal to $47,208.33, plus any accrued and unpaid interest as of the installment date.  Any installment payment may be either cash or shares of common stock, at our election, except that we may not pay less than six of the twelve installments in shares of common stock.  Also, of the first six installment payments not less than three must be in shares of common stock, and of the last six installment payments not less than three must be in shares of common stock.  If we make an installment payment in cash that we are required to make in shares of common stock, then we will be required to pay a 25% penalty on the amount of the installment payment.  The note is convertible into shares of Class A Common Stock at $0.04 per share, subject to adjustment downward under certain circumstances defined in the note. During the three months ended June 30, 2014, we issued 76,728,504 shares of our Class A Common Stock in payment of principal and interest of $42,164 and $1,336, respectively. As of June 30, 2014, the outstanding balance of the note was $11,164.

JMJ Financial Convertible Note

In November 2013, we reached a settlement of the litigation with JMJ Financial (“JM”). Under the settlement, we issued JMJ a new note to evidence our existing obligation to JMJ, and JMJ loaned us an additional $100,000, which is evidenced by a different note. As of June 30, 2014, we were indebted to JMJ under two notes with the following terms:

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A note with an original principal balance of $759,640 (the "First Note") to evidence our prior obligations to JMJ.  The First Note bears a one-time interest charge of 12%, and is convertible into shares of common stock at such prices that JMJ and us agree from time to time.  In addition, the First Note provides that JMJ is prohibited from shorting our Class A Common Stock.  We agreed to issue JMJ sufficient shares of Class A Common Stock in conversion of the First Note to enable it to sell shares worth $1,500 per day through April 15, 2014. We are obligated to pay the balance of the First Note as of April 15, 2014 in cash in fourteen equal monthly payments due on the first day of each calendar month. Any remaining balance on the First Note is due on May 15, 2015. We have failed to make the monthly payments on the First Note, but have continued to allow JMJ to convert the First Note into Class A Common Stock.

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The note for $111,000 (the "Second Note"), which reflects the $100,000 loaned plus 9.9% interest thereon.  The Second Note is convertible into Class A Common Stock at a conversion equal to the lesser of $0.005 per share or 70% of the lowest trading price in the 25 trading days previous to the conversion, provided that if the shares are not delivered by DWAC then an additional 10% discount will apply, and if the shares are not eligible for deposit into the DTC system, then an additional 5% discount shall apply. The Second Note further prohibits JMJ from shorting our common stock, and provides that if we enter into financing on more favorable terms than are evidenced by the Second Note, then the Second Note shall be repayable on such more favorable terms at JMJ's option.  Pierre Quilliam, our chief executive officer, entered into a limited personal guarantee under which he guaranteed our obligation to issue shares on conversion of the Second Note, as well as any penalties that we have to pay in the event we do not promptly honor a conversion request. Mr. Quilliam's personal guarantee terminates in the event he ceases to be an officer or director or 5% shareholder prior to an event of default occurring under the Second Note.

During the three months ended June 30, 2014, we issued 162,905,533 shares of our Class A Common Stock in payment of principal of $116,500 on the First Note. As of June 30, 2014, the outstanding balance owed on  the First Note and Second Note was $731,786.